AMG Renaissance Large Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2023
	Shares	Value
Common Stocks - 99.4%
Communication Services - 6.1%
Alphabet, Inc., Class A*	22,921	$2,999,442
Meta Platforms, Inc., Class A*	7,796	2,340,437
Netflix, Inc.*	5,412	2,043,571

Total Communication Services		7,383,450
Consumer Discretionary - 7.5%
Amazon.com, Inc.*	22,055	2,803,632
Lowe's Cos., Inc.	8,407	1,747,311
Marriott International, Inc., Class A	12,038	2,366,189
O'Reilly Automotive, Inc.*	2,423	2,202,168

Total Consumer Discretionary		9,119,300
Consumer Staples - 5.1%
Altria Group, Inc.	46,111	1,938,968
BJ's Wholesale Club Holdings, Inc.*	28,792	2,054,885
The Procter & Gamble Co.	14,898	2,173,022

Total Consumer Staples		6,166,875
Energy - 1.8%
EOG Resources, Inc.	17,565	2,226,539
Financials - 12.3%
Arch Capital Group, Ltd. (Bermuda)*	30,001	2,391,380
Everest Group, Ltd. (Bermuda)	6,286	2,336,318
Fiserv, Inc.*	18,267	2,063,440
Mastercard, Inc., Class A	5,550	2,197,301
PayPal Holdings, Inc.*	28,503	1,666,285
Visa, Inc., Class A1	9,299	2,138,863
WEX, Inc.*	11,402	2,144,602

Total Financials		14,938,189
Health Care - 21.3%
Abbott Laboratories	20,658	2,000,727
Cencora, Inc.	12,279	2,209,852
Chemed Corp.	4,076	2,118,297
Danaher Corp.	8,721	2,163,680
HCA Healthcare, Inc.	8,238	2,026,383
Humana, Inc.	4,255	2,070,143
Johnson & Johnson	13,702	2,134,087
McKesson Corp.	5,660	2,461,251
The Cigna Group	8,039	2,299,717
Thermo Fisher Scientific, Inc.	3,707	1,876,372
UnitedHealth Group, Inc.	4,518	2,277,930
Vertex Pharmaceuticals, Inc.*	6,581	2,288,477

Total Health Care		25,926,916
	Shares	Value
Industrials - 11.2%
Cintas Corp.	4,363	$2,098,647
Genpact, Ltd.	44,254	1,601,995
Illinois Tool Works, Inc.	7,825	1,802,176
Lincoln Electric Holdings, Inc.	12,275	2,231,472
Lockheed Martin Corp.	4,251	1,738,489
Union Pacific Corp.	10,284	2,094,131
WW Grainger, Inc.	2,993	2,070,677

Total Industrials		13,637,587
Information Technology - 34.1%
Adobe, Inc.*	4,367	2,226,733
Amphenol Corp., Class A	26,164	2,197,514
ANSYS, Inc.*	6,712	1,997,156
Apple, Inc.	22,706	3,887,494
Applied Materials, Inc.	15,344	2,124,377
Broadcom, Inc.	2,619	2,175,289
Cadence Design Systems, Inc.*	9,888	2,316,759
CDW Corp.	11,083	2,236,106
Fortinet, Inc.*	30,112	1,766,972
Keysight Technologies, Inc.*	14,232	1,883,036
KLA Corp.	4,623	2,120,385
Lam Research Corp.	3,375	2,115,349
Microsoft Corp.	10,451	3,299,903
Motorola Solutions, Inc.	7,692	2,094,070
PTC, Inc.*	15,925	2,256,254
Roper Technologies, Inc.	4,920	2,382,658
salesforce.com, Inc.*	10,712	2,172,179
ServiceNow, Inc.*	3,968	2,217,953

Total Information Technology		41,470,187

Total Common Stocks (Cost $89,633,640)		120,869,043
Short-Term Investments - 0.7%
Other Investment Companies - 0.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.22%[2]	354,990	354,990
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.30%[2]	532,486	532,486

Total Short-Term Investments (Cost $887,476)		887,476
Total Investments - 100.1% (Cost $90,521,116)		121,756,519
Other Assets, less Liabilities - (0.1)%		(112,120)
Net Assets - 100.0%		$121,644,399

AMG Renaissance Large Cap Growth Fund
Schedule of Portfolio Investments (continued)
*	Non-income producing security.
[1]	Some of this security, amounting to $2,117,472 or 1.7% of net assets, was out on loan to various borrowers and is collateralized by various U.S. Treasury Obligations. See below for more information.
[2]	Yield shown represents the September 30, 2023, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$120,869,043	—	—	$120,869,043
Short-Term Investments
Other Investment Companies	887,476	—	—	887,476
Total Investments in Securities	$121,756,519	—	—	$121,756,519

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended September 30, 2023, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$2,117,472	—	$2,175,360	$2,175,360
The following table summarizes the securities received as collateral for securities lending at September 30, 2023:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-7.500%	11/30/23-11/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.